Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Statements [Line Items]
Cash and cash equivalents [text block]
7.	Cash and cash equivalents

	Dec. 31, 2018	Dec. 31, 2017	Jan. 1, 2017

Cash on hand and demand deposits	$515,497	$356,499	$129,850
Short-term money market instruments with maturities of of three months or less at acquisition date	—	—	17,014
	$515,497	$356,499	$146,864